Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Also as required by the SEC, this section compares compensation actually paid to various measures used to gauge performance at the Company. Accordingly, the table below includes the following “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K: Revenue.
Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mr. Francis(1) ($)	Summary Compensation Table Total for Mr. Beals(1) ($)	Compensation Actually Paid to Mr. Francis(2) ($)	Compensation Actually Paid to Mr. Beals(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Net (Loss) Income (millions)(6) ($)
2023	1,162,045	N/A	1,153,035(7)	N/A	1,593,985	1,186,043(7)	$3.50	$(15.7)
2022	263,058	2,136,675	(2,043)	(4,133,509)	743,179	(3,158,242)	$4.91	$(82.7)
2021	N/A	10,614,467	N/A	9,985,561	6,099,502	678,800	$29.10	$152.2
1.
The dollar amounts reported are total compensation reported for Messrs. Francis (our Executive Chair and Principal Executive Officer since November 7, 2022) and Beals (our former Chief Executive Officer and former Principal Executive Officer from January 1, 2021 through November 7, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.

2.
The dollar amounts reported represent “compensation actually paid” to Messrs. Francis and Beals as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Francis and Beals during the applicable year adjusted in accordance with the requirements of Item 402(v) of Regulation S-K.

3.
The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Brian Camire, General Counsel and Duncan Grazier, Chief Technology Officer; and (ii) for 2022, Arden Lee, Chief Financial Officer; Messrs. Camire and Grazier; Juanjo Feijoo, former Chief Operating Officer and Justin Dean, former Chief Technology Officer and Chief Information Officer; and (iii) for 2021, Messrs. Lee, Camire, Dean and Feijoo.

4.
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year adjusted in accordance with the requirements of Item 402(v) of Regulation S-K.

5.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. We use the Closing Date of the Business Combination as the “measurement point” for purposes of calculating TSR.

6.	The dollar amounts for Net (Loss) Income reported represent the amount reflected in the Company’s audited financial statements for the applicable year.
7.
For fiscal year 2023, the compensation actually paid to our PEO and the average compensation actually paid to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2023	Non-PEO NEOs (Average) 2023
Summary Compensation Table total	1,162,045	1,593,985
Less: Grant Date Fair Value of Stock Awards Granted in Fiscal Year(a)	0	(889,968)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year(b)(i)	0	445,170
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years(b)(ii)	(2,924)	(18,760)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)(iii)	0	52,847
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)(iv)	(6,086)	2,769
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0
Compensation Actually Paid	1,153,035	1,186,043

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
1.
The dollar amounts reported are total compensation reported for Messrs. Francis (our Executive Chair and Principal Executive Officer since November 7, 2022) and Beals (our former Chief Executive Officer and former Principal Executive Officer from January 1, 2021 through November 7, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.

3.
The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Brian Camire, General Counsel and Duncan Grazier, Chief Technology Officer; and (ii) for 2022, Arden Lee, Chief Financial Officer; Messrs. Camire and Grazier; Juanjo Feijoo, former Chief Operating Officer and Justin Dean, former Chief Technology Officer and Chief Information Officer; and (iii) for 2021, Messrs. Lee, Camire, Dean and Feijoo.

Adjustment To PEO Compensation, Footnote
7.
For fiscal year 2023, the compensation actually paid to our PEO and the average compensation actually paid to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2023	Non-PEO NEOs (Average) 2023
Summary Compensation Table total	1,162,045	1,593,985
Less: Grant Date Fair Value of Stock Awards Granted in Fiscal Year(a)	0	(889,968)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year(b)(i)	0	445,170
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years(b)(ii)	(2,924)	(18,760)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)(iii)	0	52,847
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)(iv)	(6,086)	2,769
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0
Compensation Actually Paid	1,153,035	1,186,043

Non-PEO NEO Average Total Compensation Amount			$ 1,593,985	$ 743,179	$ 6,099,502
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,186,043	(3,158,242)	678,800
Adjustment to Non-PEO NEO Compensation Footnote
7.
For fiscal year 2023, the compensation actually paid to our PEO and the average compensation actually paid to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2023	Non-PEO NEOs (Average) 2023
Summary Compensation Table total	1,162,045	1,593,985
Less: Grant Date Fair Value of Stock Awards Granted in Fiscal Year(a)	0	(889,968)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year(b)(i)	0	445,170
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years(b)(ii)	(2,924)	(18,760)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)(iii)	0	52,847
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)(iv)	(6,086)	2,769
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0
Compensation Actually Paid	1,153,035	1,186,043

Compensation Actually Paid vs. Total Shareholder Return
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
The graph below illustrates the relationship between Company TSR and the PEO “compensation actually paid” and Average Non-PEO NEOs “compensation actually paid”. TSR amounts reported in the graph assume an initial fixed investment of $100 and use the Closing Date of the Business Combination as the “measurement point” for purposes of calculating TSR.

Compensation Actually Paid vs. Net Income
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
The graph below illustrates the relationship between Net (loss) Income and PEO “compensation actually paid” and Average Non-PEO NEOs “compensation actually paid”.

Total Shareholder Return Amount			$ 3.5	4.91	29.1
Net Income (Loss)			$ (15,700,000)	(82,700,000)	$ 152,200,000
PEO Name	Messrs. Francis	Beals	Messrs. Francis		Beals
Mr. Francis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,162,045	263,058
PEO Actually Paid Compensation Amount			1,153,035	(2,043)
Mr. Beals [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,136,675	$ 10,614,467
PEO Actually Paid Compensation Amount				$ (4,133,509)	$ 9,985,561
PEO | Mr. Francis [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Francis [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Francis [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,924)
PEO | Mr. Francis [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Francis [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,086)
PEO | Mr. Francis [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(889,968)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			445,170
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,760)
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,847
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,769
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0